COMMITMENTS AND CONTINGENCIES	6 Months Ended
Apr. 30, 2026
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 12 – COMMITMENTS AND CONTINGENCIES

Commitments

As of April 30, 2026 and October 31, 2025, the Company had neither significant financial nor capital commitment.

Contingencies

As of April 30, 2026 and October 31, 2025, the Company was not a party to any material legal or administrative proceedings. The Company further concludes that there were no legal or regulatory proceedings, either individually or in the aggregate, that could have resulted in an unfavorable outcome with a material adverse effect on the Company’s results of operations, consolidated financial condition, or cash flows.